Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of operating segments [line items]
Net interest income	$ 3,132	$ 2,980	$ 2,839
Non-interest income	2,366	2,084	2,124
Total revenue	5,498	5,064	4,963
Provision for (reversal of) credit losses	75	78	147
Amortization and impairment	253	287	237
Other non-interest expenses	2,770	2,848	2,489
Income (loss) before income taxes	2,400	1,851	2,090
Income taxes	531	411	465
Net income (loss)	1,869	1,440	1,625
Non-controlling interests	5	4	4
Equity shareholders	1,864	1,436	1,621
Average assets	870,553	835,931	799,948
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,587	1,542	1,483
Non-interest income	596	586	542
Total revenue	2,183	2,128	2,025
Provision for (reversal of) credit losses	98	164	54
Amortization and impairment	52	54	53
Other non-interest expenses	1,100	1,098	1,033
Income (loss) before income taxes	933	812	885
Income taxes	246	215	233
Net income (loss)	687	597	652
Equity shareholders	687	597	652
Average assets	292,987	285,513	261,542
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	377	352	298
Non-interest income	920	888	790
Total revenue	1,297	1,240	1,088
Provision for (reversal of) credit losses	(4)	(5)	33
Amortization and impairment	1	6	7
Other non-interest expenses	672	640	565
Income (loss) before income taxes	628	599	483
Income taxes	166	157	129
Net income (loss)	462	442	354
Equity shareholders	462	442	354
Average assets	78,476	74,606	65,774
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	389	368	374
Non-interest income	220	194	187
Total revenue	609	562	561
Provision for (reversal of) credit losses	28	(51)	45
Amortization and impairment	27	27	28
Other non-interest expenses	291	269	252
Income (loss) before income taxes	263	317	236
Income taxes	37	61	48
Net income (loss)	226	256	188
Equity shareholders	226	256	188
Average assets	50,274	47,283	47,501
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	793	688	682
Non-interest income	511	324	492
Total revenue	1,304	1,012	1,174
Provision for (reversal of) credit losses	(38)	(34)	5
Amortization and impairment	1	3	2
Other non-interest expenses	595	525	520
Income (loss) before income taxes	746	518	647
Income taxes	203	140	154
Net income (loss)	543	378	493
Equity shareholders	543	378	493
Average assets	282,750	262,549	250,418
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	(14)	30	2
Non-interest income	119	92	113
Total revenue	105	122	115
Provision for (reversal of) credit losses	(9)	4	10
Amortization and impairment	172	197	147
Other non-interest expenses	112	316	119
Income (loss) before income taxes	(170)	(395)	(161)
Income taxes	(121)	(162)	(99)
Net income (loss)	(49)	(233)	(62)
Non-controlling interests	5	4	4
Equity shareholders	(54)	(237)	(66)
Average assets	$ 166,066	$ 165,980	$ 174,713